Net loss per common share - Anti-dilutive securities (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [line items]
Anti-dilutive securities	3,987	4,269
Stock options
Earnings per share [line items]
Anti-dilutive securities	1,567	1,222
Warrants (derivative liabilities)
Earnings per share [line items]
Anti-dilutive securities	2,420	2,415
Warrants (equity)
Earnings per share [line items]
Anti-dilutive securities	0	632